Components of Income Tax Provision (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Income Tax Provision (Benefit) [Abstract]
Federal									$ 1,338	$ 108	$ 1,648
State									3	4	20
Total current income tax provision (benefit)									1,341	112	1,668
Deferred Income Tax Provision (Benefit) [Abstract]
Federal									(1,100)	891	(355)
Total deferred income tax provision (benefit)									(1,100)	891	(355)
Total income tax provision (benefit)	$ 210	$ (316)	$ 153	$ 194	$ 281	$ 336	$ 341	$ 45	$ 241	$ 1,003	$ 1,313